Supplemental Guarantor Information (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Guarantor Information [Abstract]
Condensed Consolidating Statements Of Operations

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Revenue	$—	$—	$2,083.4	$—	$(837.4)	$1,246.0
Cost of sales	—	—	1,277.8	—	(638.1)	639.7

Gross margin	—	—	805.6	—	(199.3)	606.3
Operating expenses:					—
Selling, general and administrative expenses	—	43.5	235.3	5.1	(55.2)	228.7
Research and development expenses	—	—	352.6	22.8	(142.9)	232.5
Net gain on divestment of businesses	—	—	(585.9)	(67.0)	—	(652.9)
Other net (gains)/charges	—	—	(41.0)	—	(1.2)	(42.2)

Total operating expenses	—	43.5	(39.0)	(39.1)	(199.3)	(233.9)

Operating income/(loss)	—	(43.5)	844.6	39.1	—	840.2

Share of net gains/(losses) of subsidiaries	—	604.0	—	—	(604.0)	—
Net interest and investment (gains)/losses	0.1	—	243.0	(11.0)	—	232.1

Income/(loss) before provision for income taxes	(0.1)	560.5	601.6	50.1	(604.0)	608.1
Provision/(benefit from) for income taxes	(0.1)	—	47.7	—	—	47.6

Net income/(loss)	$—	$560.5	$553.9	$50.1	$(604.0)	$560.5

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Revenue	$—	$—	$1,891.8	$—	$(722.1)	$1,169.7
Cost of sales	—	—	1,071.6	—	(488.3)	583.3

Gross margin	—	—	820.2	—	(233.8)	586.4
Operating expenses:
Selling, general and administrative expenses	—	62.8	239.8	5.2	(53.1)	254.7
Research and development expenses	—	—	429.8	9.1	(180.2)	258.7
Settlement reserve charge	—	—	206.3	—	—	206.3
Net gain on divestment of businesses	—	—	(1.0)	—	—	(1.0)
Other net charges	—	0.9	56.4	(0.5)	(0.5)	56.3

Total operating expenses	—	63.7	931.3	13.8	(233.8)	775.0

Operating income/(loss)	—	(63.7)	(111.1)	(13.8)	—	(188.6)

Share of net gains/(losses) of subsidiaries	—	(261.0)	—	—	261.0	—
Net interest and investment (gains)/losses	(1.2)	—	141.0	(5.8)	—	134.0

Income/(loss) before provision for income taxes	1.2	(324.7)	(252.1)	(8.0)	261.0	(322.6)
Provision for income taxes	0.3	—	1.8	—	—	2.1

Net income/(loss)	$0.9	$(324.7)	$(253.9)	$(8.0)	$261.0	$(324.7)

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Revenue	$—	$0.8	$1,932.1	$0.5	$(820.4)	$1,113.0
Cost of sales	—	—	993.9	—	(433.2)	560.7

Gross margin	—	0.8	938.2	0.5	(387.2)	552.3
Operating expenses:
Selling, general and administrative expenses	—	57.0	286.4	—	(75.2)	268.2
Research and development expenses	—	—	595.7	0.2	(302.3)	293.6
Net gain on divestment of businesses			(108.7)	—	—	(108.7)
Other net charges	—	—	67.0	0.3	—	67.3

Total operating expenses	—	57.0	840.4	0.5	(377.5)	520.4

Operating income/(loss)	—	(56.2)	97.8	—	(9.7)	31.9

Share of net gains/(losses) of subsidiaries	—	(120.1)	—	—	120.1	—
Net interest and investment (gains)/losses	(1.6)	(0.1)	183.7	(0.2)	(20.1)	161.7

Income/(loss) before provision for/(benefit from) income taxes	1.6	(176.2)	(85.9)	0.2	130.5	(129.8)
Provision for/(benefit from) income taxes	0.4	—	46.0	—	—	46.4

Net income/(loss)	$1.2	$(176.2)	$(131.9)	$0.2	$130.5	$(176.2)

Condensed Consolidating Balance Sheets

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
	ASSETS
Current Assets:
Cash and cash equivalents	$1.8	$0.8	$265.7	$3.4	$—	$271.7
Restricted cash — current	—	—	2.6	—	—	2.6
Accounts receivable, net	—	—	167.7	—	—	167.7
Investment securities — current	—	—	0.3	—	—	0.3
Inventory	—	—	42.2	—	(18.4)	23.8
Intercompany receivables	22.8	2,964.0	3,646.3	140.3	(6,773.4)	—
Deferred tax assets — current	0.1	—	26.1	—	—	26.2
Prepaid and other current assets	—	—	25.7	—	—	25.7

Total current assets	24.7	2,964.8	4,176.6	143.7	(6,791.8)	518.0
Property, plant and equipment, net	—	—	83.2	—	—	83.2
Goodwill and other intangible assets, net	—	—	107.0	—	202.9	309.9
Equity method investment	—	—	130.6	545.2	—	675.8
Investment securities — non-current	—	—	9.8	—	—	9.8
Investments in subsidiaries	—	—	12,545.6	—	(12,545.6)	—
Restricted cash — non-current	—	—	13.7	—	—	13.7
Intercompany receivables	588.4	—	7,021.6	1.1	(7,611.1)	—
Deferred tax assets — non-current	0.6	—	123.5	—	(5.2)	118.9
Other assets	11.1	—	13.3	—	0.1	24.5

Total assets	$624.8	$2,964.8	$24,224.9	$690.0	$(26,750.7)	$1,753.8

LIABILITIES AND SHAREHOLDERS' EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$46.4	$—	$—	$46.4
Accrued and other current liabilities	11.4	0.1	210.6	—	7.8	229.9
Intercompany payables	0.2	1,975.4	5,446.6	261.8	(7,684.0)	—

Total current liabilities	11.6	1,975.5	5,703.6	261.8	(7,676.2)	276.3
Long term debts	615.0	—	—	—	—	615.0
Intercompany payables	—	175.3	11,614.9	—	(11,790.2)	—
Other liabilities	—	12.2	53.7	—	(5.2)	60.7

Total liabilities	626.6	2,163.0	17,372.2	261.8	(19,471.6)	952.0
Shareholders' equity/(deficit)	(1.8)	801.8	6,852.7	686.1	(7,537.0)	801.8

Total liabilities and shareholders' equity/(deficit)	$624.8	$2,964.8	$24,224.9	$947.9	$(27,008.6)	$1,753.8

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
ASSETS
Current Assets:
Cash and cash equivalents	$1.7	$0.3	$279.4	$141.1	$—	$422.5
Restricted cash — current	—	—	208.2	—	—	208.2
Accounts receivable, net	—	—	191.6	—	—	191.6
Investment securities — current	—	—	2.0	—	—	2.0
Inventory	—	—	56.6	—	(17.6)	39.0
Intercompany receivables	16.3	2,432.1	4,088.0	79.1	(6,615.5)	—
Deferred tax assets — current	0.2	—	41.6	—	—	41.8
Prepaid and other current assets	—	—	15.4	—	—	15.4

Total current assets	18.2	2,432.4	4,882.8	220.2	(6,633.1)	920.5
Property, plant and equipment, net	—	—	287.5	—	—	287.5
Goodwill and other intangible assets, net	—	—	123.9	—	252.6	376.5
Equity method investment	—	—	209.0	—	—	209.0
Investment securities — non-current	—	—	9.4	—	—	9.4
Investments in subsidiaries	—	—	12,306.7	1.8	(12,308.5)	—
Restricted cash — non-current	—	—	14.9	—	—	14.9
Intercompany receivables	1,247.0	8.1	7,118.3	186.1	(8,559.5)	—
Deferred tax assets — non-current	0.4	—	153.9	—	—	154.3
Other assets	21.3	—	24.1	—	—	45.4

Total assets	$1,286.9	$2,440.5	$25,130.5	$408.1	$(27,248.5)	$2,017.5

LIABILITIES AND SHAREHOLDERS' EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$39.2	$—	$—	$39.2
Accrued and other current liabilities	18.3	4.8	416.9	(0.4)	2.9	442.5
Intercompany payables	—	2,088.0	5,693.1	12.5	(7,793.6)	—

Total current liabilities	18.3	2,092.8	6,149.2	12.1	(7,790.7)	481.7
Long term debts	1,270.4	—	—	—	—	1,270.4
Intercompany payables	—	133.5	12,628.5	4.4	(12,766.4)	—
Other liabilities	—	19.9	55.8	—	(4.6)	71.1

Total liabilities	1,288.7	2,246.2	18,833.5	16.5	(20,561.7)	1,823.2
Shareholders' equity/(deficit)	(1.8)	194.3	6,297.0	391.6	(6,686.8)	194.3
Total liabilities and shareholders' equity/(deficit)	$1,286.9	$2,440.5	$25,130.5	$408.1	$(27,248.5)	$2,017.5

Condensed Consolidating Statements Of Cash Flows

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$697.4	$(5.8)	$(826.2)	$14.4	$—	$(120.2)

Cash flows from investing activities:
Decrease in restricted cash	—	—	206.8	—	—	206.8
Proceeds from disposal of property, plant and equipment	—	—	1.3	—	—	1.3
Purchase of property, plant and equipment	—	—	(27.3)	—	—	(27.3)
Purchase of intangible assets	—	—	(2.5)	—	—	(2.5)
Purchase of equity method investment	—	—	—	(20.0)	—	(20.0)
Purchase of non-current investment securities	—	—	(0.6)	—	—	(0.6)
Sale of non-current investment securities	—	—	2.5	—	—	2.5
Sale of current investment securities	—	—	0.3	—	—	0.3
Proceeds from business disposals	—	—	500.0	—	—	500.0

Net cash used in investing activities	—	—	680.5	(20.0)	—	660.5

Cash flows from financing activities:						—
Proceeds from employee stock issuances	—	6.3	—	—	—	6.3
Repayment of loans	(697.3)	—	—	—	—	(697.3)
Net proceeds from debt issuances	—	—	—	—	—	—
Intercompany investments/capital contributions	—	—	—	—	—	—
Loans to group undertakings	—	—	132.1	(132.1)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(697.3)	6.3	132.1	(132.1)	—	(691.0)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	0.1	0.5	(13.7)	(137.7)	—	(150.8)
Cash and cash equivalents at beginning of year	1.7	0.3	279.4	141.1	—	422.5

Cash and cash equivalents at end of year	$1.8	$0.8	$265.7	$3.4	$—	$271.7

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in)	$259.8	$(5.0)	$(176.2)	$(10.4)	$—	$68.2

operating activities
Cash flows from investing activities:						—
Decrease in restricted cash	—	—	(191.4)	—	—	(191.4)
Proceeds from disposal of property, plant and equipment	—	—	0.1	—	—	0.1
Purchase of property, plant and equipment	—	—	(40.9)	—	—	(40.9)
Purchase of intangible assets	—	—	(3.6)	—	—	(3.6)
Purchase of non-current investment securities	—	—	(0.9)	—	—	(0.9)
Sale of non-current investment securities	—	—	7.9	—	—	7.9
Sale of current investment securities	—	—	8.5	—	—	8.5
Proceeds from business disposals	—	—	4.3	—	—	4.3

Net cash used in investing activities	—	—	(216.0)	—	—	(216.0)

Cash flows from financing activities:						—
Proceeds from employee stock issuances	—	1.8	—	—	—	1.8
Repayment of loans	(455.0)	—	—	—	—	(455.0)
Net proceeds from debt issuances	187.1	—	—	—	—	187.1
Intercompany investments/capital contributions	—	—	(0.9)	0.9	—	—
Loans to group undertakings	—	—	251.0	(251.0)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(267.9)	1.8	250.1	(250.1)	—	(266.1)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	(8.1)	(3.2)	(142.2)	(260.5)	—	(414.0)
Cash and cash equivalents at beginning of year	9.8	3.5	421.6	401.6	—	836.5

Cash and cash equivalents at end of year	$1.7	$0.3	$279.4	$141.1	$—	$422.5

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$264.4	$(869.9)	$519.3	$(0.1)	$—	$(86.3)

Cash flows from investing activities:
Decrease in restricted cash	—	—	3.5	—	—	3.5
Proceeds from disposal of property, plant and equipment	—	—	7.3	—	—	7.3
Purchase of property, plant and equipment	—	—	(43.5)	—	—	(43.5)
Purchase of intangible assets	—	—	(52.4)	—	—	(52.4)
Purchase of non-current investment securities	—	—	(0.6)	—	—	(0.6)
Sale of current investment securities	—	—	28.9	—	—	28.9

Net cash used in investing activities	—	—	(56.8)	—	—	(56.8)

Cash flows from financing activities:
Issue of share capital	—	868.0	—	—	—	868.0
Proceeds from employee stock issuances	—	4.0	—	—	—	4.0
Repayment of loans	(867.8)	—	—	—	—	(867.8)
Net proceeds from debt issuances	603.0	—	—	—	—	603.0
Intercompany investments/capital contributions	—	—	(399.7)	399.7	—	—
Repayment of government grants	—	—	(5.4)	—	—	(5.4)
Excess tax benefit from share-based compensation	—	—	2.3	—	—	2.3

Net cash provided by/(used in) financing activities	(264.8)	872.0	(402.8)	399.7	—	604.1

Effect of exchange rate changes on cash	—	—	0.2	—	—	0.2

Net increase/(decrease) in cash and cash equivalents	(0.4)	2.1	59.9	399.6	—	461.2
Cash and cash equivalents at beginning of year	10.2	1.4	361.7	2.0	—	375.3

Cash and cash equivalents at end of year	$9.8	$3.5	$421.6	$401.6	$—	$836.5